BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Sep. 30, 2024
Basic And Diluted Loss Per Share
BASIC AND DILUTED LOSS PER SHARE

6. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the loss for the period by the weighted average number of Common Shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) less any preferred dividends for the period by the weighted average number of Common Shares outstanding plus any potentially dilutive Common Shares outstanding during the period. The Company does not pay dividends or have participating shares outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Issued Common Shares at the beginning of the period	194,497	180,350	183,606	179,922
Effect of Treasury Purchases	(1,955)	-	(3,557)	-
Release of Shares	2,183	-	1,816	-
Effect of Warrant Exercise	50	-	51	-
Effect of Treasury Issuance	679	-	4,728	12
Effect of Share Options Exercise	1,214	261	2,220	224
Weighted-average numbers of Common Shares	196,668	180,611	188,864	180,158

Loss per share
Basic and diluted loss per share	(0.01)	(0.02)	(0.11)	(0.09)

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Period Ended
	September 30, 2024	September 30, 2023
Options	15,662	22,319
RSU	27,097	22,254
Total	42,759	44,573

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED